Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
At beginning of year	RM 24,709,116	$ 5,520,973	RM 4,381,512
Cash flows	8,615,141	1,924,957	20,327,604
At end of year	33,574,257	7,501,789	24,709,116	RM 4,381,512
Non cash flows	250,000	55,859
Hire purchase payable [Member]
At beginning of year
Cash flows
At end of year	250,000	55,859
Non cash flows	250,000	55,859
Term loan [Member]
At beginning of year	942,456	210,581
Cash flows	1,129,582	252,393	942,456
At end of year	2,072,038	462,974	942,456
Non cash flows
Trade financing [Member]
At beginning of year	23,766,660	5,310,392	4,381,512
Cash flows	7,485,559	1,672,564	19,385,148	4,381,512
At end of year	31,252,219	6,982,956	23,766,660	4,381,512
Non cash flows
Lease liability [Member]
At beginning of year	215,647	48,184	146,640	238,007
Cash flows	(205,000)	(45,805)	(126,000)	(102,000)
At end of year	747,819	167,092	215,647	146,640
Non cash flows	RM 737,172	$ 164,713	RM 195,007	RM 10,633